Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded Premiums Written	$ 522.5	$ 260.2	$ 223.1
Ceded Premiums Earned	555.0	249.9	214.5
Prepaid reinsurance premiums	$ 199.3	$ 85.3
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	$ 1,488.8	$ 1,231.9
Percentage of Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 139.1	$ 81.2
Percentage of Prepaid Reinsurance Premiums	70.00%	95.00%
Reinsurance Recoverables	$ 1,421.5	$ 1,182.0
Percentage of Reinsurance Recoverables	96.00%	96.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 31.4	$ 32.8
Percentage of Prepaid Reinsurance Premiums	16.00%	38.00%
Reinsurance Recoverables	$ 1,217.6	$ 1,018.8
Percentage of Reinsurance Recoverables	82.00%	83.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 37.1	$ 26.5
Percentage of Prepaid Reinsurance Premiums	19.00%	31.00%
Reinsurance Recoverables	$ 134.0	$ 110.1
Percentage of Reinsurance Recoverables	9.00%	9.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 25.6	$ 21.9
Percentage of Prepaid Reinsurance Premiums	13.00%	26.00%
Reinsurance Recoverables	$ 56.7	$ 51.1
Percentage of Reinsurance Recoverables	4.00%	4.00%
State Reinsurance Plan | other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage of Prepaid Reinsurance Premiums	0.00%	0.00%
Reinsurance Recoverables	$ 2.8	$ 2.0
Percentage of Reinsurance Recoverables	0.00%	0.00%
Federal Reinsurance Plans [Member] | National Flood Insurance Program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 45.0	$ 0.0
Percentage of Prepaid Reinsurance Premiums	22.00%	0.00%
Reinsurance Recoverables	$ 10.4	$ 0.0
Percentage of Reinsurance Recoverables	1.00%	0.00%
other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 7.6	$ 4.1
Percentage of Prepaid Reinsurance Premiums	4.00%	5.00%
Reinsurance Recoverables	$ 31.8	$ 49.9
Percentage of Reinsurance Recoverables	2.00%	4.00%
Non State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 60.2	$ 4.1
Percentage of Prepaid Reinsurance Premiums	30.00%	5.00%
Reinsurance Recoverables	$ 67.3	$ 49.9
Percentage of Reinsurance Recoverables	4.00%	4.00%
Property reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 52.6	$ 0.0
Percentage of Prepaid Reinsurance Premiums	26.00%	0.00%
Reinsurance Recoverables	$ 35.5	$ 0.0
Percentage of Reinsurance Recoverables	2.00%	0.00%
Regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded Premiums Written	$ 358.0	$ 251.9	216.2
Ceded Premiums Earned	362.6	241.4	205.4
non regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded Premiums Written	164.5	8.3	6.9
Ceded Premiums Earned	$ 192.4	$ 8.5	$ 9.1